Employee Incentive Schemes - Unrecognized Compensation Expense Related to Unvested Share-Based Compensation Arrangements Expected to be Recognized (Detail) (Employee Stock Option [Member], AUD)	Dec. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2015	100,210
2016	24,642
2017	906
Total	125,758